UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                    DATE OF REPORTING PERIOD: APRIL 30, 2006

ITEM 1.   REPORTS TO STOCKHOLDERS.


                         THE ADVISORS' INNER CIRCLE FUND




                      STERLING CAPITAL SMALL CAP VALUE FUND
                SEMI-ANNUAL REPORT                  APRIL 30, 2006


                                 [Logo Omitted]
                                    STERLING
                                  CAPITAL SMALL
                                 CAP VALUE FUND
                --------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets .....................................................  1
Statement of Operations .....................................................  5
Statement of Changes in Net Assets ..........................................  6
Financial Highlights ........................................................  7
Notes to Financial Statements ...............................................  8
Disclosure of Fund Expenses ................................................. 14
--------------------------------------------------------------------------------










The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund's Form N-Q is available on the Commission's website at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-450-3722; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND                       STERLING CAPITAL
                                                      SMALL CAP VALUE FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF NET ASSETS
 SECTOR WEIGHTINGS+:
--------------------------------------------------------------------------------

[Bar Chart Omitted]
Plot Points are as Follows:

Consumer Discretionary - 25.8%
Financials - 23.7%
Technology - 11.7%
Information Technology - 10.6%
Industrials - 8.4%
Materials & Processing - 6.2%
Health Care - 4.8%
Consumer staples - 3.2%
Cash Equivalents - 3.0%
Energy - 2.6%
+PERCENTAGES BASED ON TOTAL INVESTMENTS.

--------------------------------------------------------------------------------
 COMMON STOCK** -- 97.0%
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
CONSUMER DISCRETIONARY -- 25.8%
   Advo ..............................................      29,200  $   827,528
   America's Car-Mart* ...............................      20,700      421,245
   Bandag, Cl A ......................................      29,025      991,204
   Big Lots* .........................................      82,550    1,192,848
   Callaway Golf .....................................      72,400    1,156,952
   Catalina Marketing ................................     102,250    2,421,280
   Champion Enterprises* .............................     164,875    2,515,992
   Coachmen Industries ...............................      42,200      476,016
   Exide Technologies* ...............................     219,190      780,316
   Fleetwood Enterprises* ............................     110,150    1,035,410
   Jacuzzi Brands* ...................................     157,500    1,538,775
   Kellwood ..........................................      42,250    1,353,690
   Movie Gallery .....................................      27,700       72,020
   ProQuest* .........................................      68,800    1,080,160
   Speedway Motorsports* .............................      51,200    1,949,696
   Zale* .............................................      62,000    1,528,300
                                                                     ----------
                                                                     19,341,432
                                                                     ----------
CONSUMER STAPLES -- 3.2%
   Blyth .............................................      24,675      507,071
   Sanderson Farms ...................................      72,100    1,911,371
                                                                     ----------
                                                                      2,418,442
                                                                     ----------
ENERGY -- 2.6%
   Peoples Energy ....................................      54,500    1,979,985
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       STERLING CAPITAL
                                                      SMALL CAP VALUE FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 COMMON STOCK** -- continued
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
FINANCIALS -- 23.7%
   Annaly Mortgage Management ........................     192,900   $2,598,363
   Avatar Holdings* ..................................      26,085    1,593,011
   Covanta Holding* ..................................     107,710    1,796,603
   First Citizens Bancshares, Cl A ...................       7,800    1,491,906
   Horace Mann Educators .............................      61,500    1,070,715
   Infinity Property & Casualty ......................      27,750    1,244,310
   Mills .............................................      25,500      813,705
   Origen Financial ..................................      80,977      490,721
   Phoenix ...........................................     135,350    2,055,966
   Provident Financial Services ......................      30,750      561,188
   UMB Financial .....................................      11,575      785,942
   Waddell & Reed Financial, Cl A ....................      89,240    2,098,925
   Washington Federal ................................      51,250    1,225,900
                                                                    -----------
                                                                     17,827,255
                                                                    -----------
HEALTH CARE -- 4.8%
   AMERIGROUP* .......................................      74,400    1,921,752
   Molina Healthcare* ................................      31,500    1,030,050
   Par Pharmaceutical* ...............................      26,700      687,525
                                                                    -----------
                                                                      3,639,327
                                                                    -----------
INDUSTRIALS -- 8.4%
   Arkansas Best .....................................      20,900      897,028
   Brink's ...........................................      44,550    2,263,140
   Crane .............................................      38,800    1,639,300
   NCO Group* ........................................      69,004    1,480,136
                                                                    -----------
                                                                      6,279,604
                                                                    -----------
INFORMATION TECHNOLOGY -- 10.6%
   Cabot Microelectronics* ...........................      51,850    1,696,013
   Commonwealth Telephone Enterprises ................      44,000    1,459,920
   CSG Systems International* ........................      93,100    2,353,568
   Earthlink* ........................................     124,475    1,131,478
   Gartner* ..........................................      93,950    1,317,179
                                                                    -----------
                                                                      7,958,158
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       STERLING CAPITAL
                                                      SMALL CAP VALUE FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK** -- continued
--------------------------------------------------------------------------------
                                                                       MARKET
                                                          SHARES       VALUE
                                                        ----------  ------------
MATERIALS & PROCESSING -- 6.2%
   Acuity Brands .....................................      28,350   $1,170,288
   Delta & Pine Land .................................      79,375    2,347,912
   Trex* .............................................      37,200    1,111,536
                                                                    -----------
                                                                      4,629,736
                                                                    -----------
TECHNOLOGY -- 11.7%
   Axcelis Technologies* .............................      93,065      548,153
   Belden CDT ........................................      55,275    1,730,108
   Black Box                                                52,500    2,463,300
   Dendrite International* ...........................      72,575      902,107
   Keane* ............................................     142,700    2,017,778
   Polycom* ..........................................      50,700    1,115,400
                                                                    -----------
                                                                      8,776,846
                                                                    -----------
   TOTAL COMMON STOCK
     (COST $56,863,605) ..............................               72,850,785
                                                                    -----------
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 3.0%
--------------------------------------------------------------------------------
                                                           FACE
                                                          AMOUNT
                                                        ----------
   Morgan Stanley Dean Witter
     4.500%, dated 04/28/06, to be repurchased
     on 05/01/06, repurchase price $2,259,756
     (collateralized by a U.S. Treasury Note,
     par value $2,257,094, 4.625%, 05/15/06;
     with a total market value $2,304,116) (A)
     (Cost $2,258,909) ..............................   $2,258,909    2,258,909
                                                                    -----------
   TOTAL INVESTMENTS -- 100.0%
     (COST $59,122,514) .............................                75,109,694
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       STERLING CAPITAL
                                                      SMALL CAP VALUE FUND
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 OTHER ASSETS AND LIABILITIES -- 0.0%
--------------------------------------------------------------------------------
                                                                       VALUE
                                                                    ------------
   Payable for Investment Securities Purchased ......               $  (275,485)
   Payable for Fund Shares Redeemed .................                   (46,633)
   Payable for Investment Advisory Fees .............                   (51,416)
   Payable for Chief Compliance Officer Fees ........                   (13,886)
   Payable for Administration Fees ..................                    (9,948)
   Trustees' Fees Payable ...........................                    (4,436)
   Other Assets and Liabilities, Net ................                   406,856
                                                                    -----------
   TOTAL OTHER ASSETS AND LIABILITIES ...............                     5,052
                                                                    -----------
   NET ASSETS -- 100.0% .............................               $75,114,746
                                                                    ===========
--------------------------------------------------------------------------------
 NET ASSETS:
--------------------------------------------------------------------------------
   Portfolio Shares of Institutional Class
     (unlimited authorization -- no par value) ......               $46,798,555
   Distribution in excess of net investment income ..                  (163,883)
   Accumulated net realized gain on investments .....                12,492,894
   Net unrealized appreciation on investments .......                15,987,180
                                                                    -----------
   NET ASSETS .......................................               $75,114,746
                                                                    ===========
   INSTITUTIONAL CLASS SHARES:
      Shares Issued and Outstanding
        (unlimited authorization, no par value)                       4,310,351
      NET ASSET VALUE, Offering and Redemption Price Per Share           $17.43
                                                                    ===========
     * NON-INCOME PRODUCING SECURITY.
    ** NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD
       SECTORS ARE UTILIZED FOR REPORTING.
   (A) TRI-PARTY REPURCHASE AGREEMENT
    CL CLASS




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       STERLING CAPITAL
                                                      SMALL CAP VALUE FUND
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ...........................................               $   398,688
Interest Income .....................................                    29,492
                                                                    -----------
   TOTAL INVESTMENT INCOME ..........................                   428,180
                                                                    -----------
EXPENSES
Investment Advisory Fees ............................                   448,356
Administration Fees .................................                    67,254
Chief Compliance Officer Fees .......................                     9,568
Trustees' Fees ......................................                     6,994
Transfer Agent Fees .................................                   191,006
Professional Fees ...................................                    40,256
Printing Fees .......................................                    23,502
Registration and Filing Fees ........................                    11,978
Custodian Fees ......................................                    11,550
Other Expenses ......................................                     6,080
                                                                    -----------
TOTAL EXPENSES ......................................                   816,544
Less:
Waiver of Investment Advisory Fees ..................                  (254,502)
Fees Paid Indirectly (Note 4) .......................                    (1,588)
                                                                    -----------
TOTAL NET EXPENSES ..................................                   560,454
                                                                    -----------
NET INVESTMENT LOSS .................................                  (132,274)
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ....................                12,564,392
NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS                   (716,226)
                                                                    -----------
NET GAIN ON INVESTMENTS .............................                11,848,166
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $11,715,892
                                                                    ===========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        STERLING CAPITAL
                                                                       SMALL CAP VALUE FUND
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------

                                                                  SIX MONTHS     YEAR
                                                                     ENDED       ENDED
                                                                APRIL 30, 2006 OCTOBER 31,
                                                                  (UNAUDITED)    2005
                                                                -------------- -----------
OPERATIONS:
   Net Investment Income (Loss) ..............................  $   (132,274)  $     90,811
   Net Realized Gain .........................................    12,564,392     32,120,183
   Net Change in Unrealized Depreciation .....................      (716,226)   (16,849,941)
                                                                ------------   ------------
   Net Increase in Net Assets Resulting from Operations ......    11,715,892     15,361,053
                                                                ------------   ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .....................................      (101,502)            --
   Realized Capital Gains ....................................   (15,618,613)   (23,526,506)
                                                                ------------   ------------
   Total Dividends and Distributions .........................   (15,720,115)   (23,526,506)
                                                                ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ....................................................     5,610,591     33,586,170
   In Lieu of Cash Distributions .............................    14,844,747     20,508,982
   Redeemed ..................................................   (40,537,075)  (194,683,210)
                                                                ------------   ------------
   Net Decrease in Net Assets from Capital Share Transactions    (20,081,737)  (140,588,058)
                                                                ------------   ------------
     Total Decrease in Net Assets ............................   (24,085,960)  (148,753,511)

NET ASSETS:
   Beginning of period .......................................    99,200,706    247,954,217
                                                                ------------   ------------
   End of Period (Includes Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)
     of $(163,883) and $64,633, respectively) ................  $ 75,114,746   $ 99,200,706
                                                                ============   ============

SHARE TRANSACTIONS:
   Issued ....................................................       332,111      1,891,644
In Lieu of Cash Distributions ................................       938,217      1,173,283
Redeemed .....................................................    (2,405,046)   (11,148,492)
                                                                ------------   ------------
NET DECREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ...    (1,134,718)    (8,083,565)
                                                                ============   ============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                                 STERLING CAPITAL
                                                                                SMALL CAP VALUE FUND

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------

                                      FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                               SIX MONTHS
                                 ENDED
                             APRIL 30, 2006                   YEARS ENDED OCTOBER  31,
                               (UNAUDITED)       2005          2004      2003      2002     2001(1)
                             --------------     -------      --------  --------  --------  --------
   Net Asset Value,
     Beginning of Year ......... $ 18.22        $ 18.33      $  16.17  $  11.75  $  14.00  $  14.65
                                 -------        -------      --------  --------  --------  --------
INCOME FROM INVESTMENT
   OPERATIONS:
   Net Investment Income (Loss)    (0.02)*         0.01*         0.07     (0.01)    (0.01)     0.09
   Net Realized and
     Unrealized Gain (Loss) ....    2.14*          1.61*         2.61      4.54     (1.30)     0.85
                                 -------        -------      --------  --------- --------  --------
   Total from Investment
     Operations ................    2.12           1.62          2.68      4.53     (1.31)     0.94
                                 -------        -------      --------  --------  --------  --------
Dividends and Distributions:
   Net Investment Income .......   (0.02)            --         (0.07)       --        --     (0.08)
   Net Realized Capital Gains ..   (2.89)         (1.73)        (0.45)    (0.11)    (0.94)    (1.51)
                                 -------        -------      --------  --------  --------  --------
   Total Dividends and
     Distributions .............   (2.91)         (1.73)        (0.52)    (0.11)    (0.94)    (1.59)
                                 -------        -------      --------  --------  --------  --------
   Net Asset Value,
     End of Period ............. $ 17.43        $ 18.22      $  18.33  $  16.17  $  11.75  $  14.00
                                 =======        =======      ========  ========  ========  ========
TOTAL RETURN+                      13.26%          9.24%        17.03%    38.88%   (10.34)%    6.70%
                                 =======        =======      ========  ========  ========  ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (000)  $75,115        $99,201      $247,954  $227,702  $167,698  $110,022
Ratio of Expenses to
  Average Net Assets ...........    1.25%(2)**     1.25%(2)      1.25%     1.25%     1.25%     1.25%
Ratio of Expenses to Average
  Net Assets (without waivers)      1.82%**        1.47%         1.36%     1.35%     1.31%     1.37%
Ratio of Net Investment Income
  (Loss) to Average Net Assets     (0.30)%**       0.06%         0.33%    (0.10)%   (0.07)%    0.33%
Portfolio Turnover Rate ........      25%            45%           41%       46%       24%       62%

  * PER SHARE CALCULATIONS BASED ON THE AVERAGE SHARES METHOD.
 ** ANNUALIZED.
  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURNS SHOWN DO NOT
    REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION
    OF FUND SHARES.
(1) ON MARCH 16, 2001, THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND ACQUIRED
    THE ASSETS AND LIABILITIES OF THE UAM STERLING CAPITAL SMALL CAP VALUE FUND, A SERIES OF THE UAM
    FUNDS, INC. THE OPERATIONS OF THE ADVISORS' INNER CIRCLE FUND STERLING CAPITAL SMALL CAP VALUE FUND
    PRIOR TO THE ACQUISITION WERE THOSE OF THE PREDECESSOR FUND, THE UAM STERLING CAPITAL SMALL CAP
    VALUE FUND.
(2) THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THESE
    EXPENSE OFFSETS WERE INCLUDED, THE RATIOS WOULD EQUAL THE RATIOS PRESENTED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            APRIL 30, 2006
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Sterling Capital Small Cap Value Fund (the "Fund"). The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     USE OF ESTIMATES -- The preparation of financial statements in con formity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            APRIL 30, 2006
--------------------------------------------------------------------------------
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment secu rities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the specific Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Adminis trator"), a wholly-owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co., (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            APRIL 30, 2006
--------------------------------------------------------------------------------
The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

      0.150% on the first $250 million of the Fund's average daily net assets; 0.125% on the next $250 million of the Fund's average daily net assets; 0.100% on all Funds average daily net assets over $500 million

The Fund is subject to a minimum annual administration fee of $125,000.

During the six months ended April 30, 2006, the Fund earned cash management credits of $1,588, which were used to offset transfer agent expenses. This amount is labeled as "Fees Paid Indirectly" on the Statement of Operations. The effect of these credits on the Fund's expense ratio as a percentage of the Fund's average daily net assets for the six months ended April 30, 2006, was 0.00%.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribu tion Agreement. The Distributor receives no fees for its distribution services under this agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Fund that were serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by Sterling Capital Management, LLC (the "Adviser"). During the six months ended April 30, 2006, the Fund paid $140,549, to third parties for such services.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

On April 7, 2005, BB&T Corporation ("BB&T") acquired a 70% ownership interest in the Adviser. The Adviser now operates as an independently managed subsidiary of BB&T. Other than the change in ownership, the operations of the Adviser, the

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            APRIL 30, 2006
--------------------------------------------------------------------------------
fees payable, and persons responsible for day-to-day investment management of the Fund remains unchanged. This transaction resulted in a change of control of the Adviser and constituted an "assignment" of the old Agreement, which terminated automatically upon this assignment. On February 23, 2005, the Board of Trustees of the Trust (the "Board") approved a new investment advisory agreement to take affect upon shareholder approval. Shareholder approval was received on July 13, 2005.

The Trust and the Adviser are parties to an Investment Advisory Agreement dated July 13, 2005, under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fee and to assume expenses, if necessary, in order to limit the Fund's total operating expenses to a maximum of 1.25% of average daily net assets of the Fund. The Adviser, at its sole discretion, reserves the right to terminate this arrangement at any time.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

For the six months ended April 30, 2006, the Fund made purchases of $21,639,336 and sales of $59,074,792 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision of Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles in the United States of America. These differences are primarily due to differing book and tax treatments for wash sales, pay downs, and a distribution reclass.

Permanent book and tax differences relating to shareholder distributions, paydowns and redemption utilized as distributions for Federal income tax purposes may result in reclassifications to undistributed net investment income
(loss), accumulated net realized gain (loss) and paid in capital.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            APRIL 30, 2006
--------------------------------------------------------------------------------
Permanent book-tax differences, if any, are not included in ending undistributednet investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. Permanent book-tax differences relating to distributions received from REITs resulted in a reclassification of $5,260 toundistributed net investment income and a reclassification of $(5,260) to accumulated net realized gain. These reclassifications had no impact on the net assets or net asset value of the Fund.

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                         ORDINARY     LONG-TERM
                                          INCOME     CAPITAL GAIN      TOTAL
                                        ----------   ------------   -----------
        2005 .......................    $3,794,861    $19,731,645   $23,526,506
        2004 ......................      7,216,414             --     7,216,414

As of October 31, 2005, the components of Distributable Earnings were as follows:

     Undistributed Ordinary Income ............................     $   756,478
     Undistributed Long-Term   Capital Gains ..................      14,925,874
     Unrealized Appreciation ..................................      16,637,912
     Other Temporary Differences ..............................             150
                                                                    -----------
     Total Distributable Earnings .............................     $32,320,414
                                                                    ===========

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at April 30, 2006, were as follows:


                           AGGREGATE GROSS    AGGREGATE GROSS
              FEDERAL        UNREALIZED          UNREALIZED       NET UNREALIZED
             TAX COST       APPRECIATION        DEPRECIATION       APPRECIATION
           -----------      ------------        ------------        ------------
           $59,305,967      $17,667,180         $(1,863,453)        $15,803,727

8. OTHER:

At April 30, 2006, 31% of total shares outstanding were held by two record shareholders of the Fund owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND
                                                            APRIL 30, 2006
--------------------------------------------------------------------------------
9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:

The Board selected Ernst & Young LLP ("E&Y") to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. However, due to E&Y's inability to clear independence as a result of its affiliation with a related party to the Fund, the Audit Committee rehired KPMG LLP to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006.

10. SUBSEQUENT EVENT:

At a meeting of the Board of Trustees of the Trust held on May 16, 2006, the Board approved the reorganization of the Fund into a newly-created series of the BB&T Funds, which will be named the Sterling Capital Small Cap Value Fund (the "BB&T Sterling Fund"), pursuant to an Agreement and Plan of Reorganization (the "Reorganization Agreement"). Sterling Capital Management LLC currently serves as Adviser to the Fund and will serve as Adviser to the BB&T Sterling Fund.

The Reorganization Agreement sets forth the terms by which the Fund will transfer its assets and liabilities to the BB&T Sterling Fund in exchange for shares of the BB&T Sterling Fund, and subsequently distribute those BB&T shares to Fund shareholders (the "Reorganization"). As a result of the Reorganization, shareholder of the Fund will become shareholders of the BB&T Sterling Fund.

Shareholders of record as of June 12, 2006 (the "Record Date") are required to approve the Reorganization by voting, in person or by proxy, at a special meeting of shareholders currently scheduled for August 9, 2006. If approved by shareholders, the Reorganization is expected to occur shortly after the shareholder meeting in August, 2006.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                             STERLING CAPITAL
                                                            SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
                            BEGINNING         ENDING                    EXPENSES
                            ACCOUNT           ACCOUNT     ANNUALIZED      PAID
                              VALUE            VALUE        EXPENSE      DURING
                            11/01/05          4/30/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
STERLING CAPITAL SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN        $1,000.00         $1,132.60           1.25%     $6.61
HYPOTHETICAL 5% RETURN     1,000.00          1,018.60           1.25       6.26
--------------------------------------------------------------------------------
*Expenses are equal to the Funds' annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

                                      NOTES

                             STERLING CAPITAL FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-866-450-3722

                                    ADVISER:
                        Sterling Capital Management, LLC
                              Two Morrocroft Centre
                           4064 Colony Road, Suite 300
                               Charlotte, NC 28211

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004




          This information must be preceded or accompanied by a current prospectus for the Fund described.


SCM-SA-002-0500

ITEM 2.   CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.   SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ James F. Volk
                                              -------------------------------
                                              James F. Volk, President

Date:  June 27, 2006


By (Signature and Title)*                     /s/ Michael Lawson
                                              -------------------------------
                                              Michael Lawson
                                              Controller & CFO


Date:  June 27, 2006

* Print the name and title of each signing officer under his or her signature.